PROPERTY, PLANT AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 22,555,166,349		¥ 15,611,103,021
Less: Accumulated depreciation	(5,232,341,976)		(3,863,719,503)
Subtotal	17,322,824,373		11,747,383,518
Construction in progress	2,647,069,356		708,060,041
Net Value	19,969,893,729		12,455,443,559		$ 3,133,712,100
Depreciation of property, plant and equipment	1,603,785,908	$ 251,669,006	1,160,851,059	¥ 737,584,653
Receivables Related To Disposal Of Property, Plant And Equipment	389,862,368		609,563,969	269,221,102
Gain (Loss) on Disposition of Property Plant Equipment	(350,335,547)	$ (54,975,292)	(428,115,147)	(67,953,732)
Property, plant and equipment impairment	150,308,431		20,387,207	¥ 68,262,038
Pledged property, plant and equipment	4,115,403,557		3,257,095,969
Pledged property, plant and equipment as collateral	105,281,760		340,891,652
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,875,071,926		4,396,121,001
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	14,199,961,036		10,322,000,488
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	71,836,921		58,256,515
Furniture, fixture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	¥ 1,408,296,466		¥ 834,725,017